Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.7%)
Cable One, Inc.	8,532	14,027
CarGurus, Inc. *	246,996	4,678
Roku, Inc. *	53,057	4,641

Total		23,346

Consumer Discretionary (10.1%)
CarMax, Inc. *	108,306	5,830
Carter’s, Inc.	126,846	8,338
Choice Hotels International, Inc.	182,818	11,198
Etsy, Inc. *	195,233	7,505
GrubHub, Inc. *	73,943	3,012
Hyatt Hotels Corp. - Class A	97,423	4,666
NVR, Inc. *	5,022	12,902
PVH Corp.	148,987	5,608
Service Corp. International	372,872	14,583
Under Armour, Inc. - Class C *	365,797	2,948
Wayfair, Inc. - Class A *	76,361	4,081
YETI Holdings, Inc. *	329,991	6,441

Total		87,112

Consumer Staples (0.7%)
Performance Food Group Co. *	235,398	5,819

Total		5,819

Energy (0.3%)
Cabot Oil & Gas Corp.	129,880	2,232

Total		2,232

Financials (12.3%)
Alleghany Corp.	11,208	6,191
Credit Acceptance Corp. *	31,590	8,077
Cullen / Frost Bankers, Inc.	115,088	6,421
Erie Indemnity Co.	28,777	4,266
FactSet Research Systems, Inc.	17,093	4,456
First Citizens BancShares, Inc. - Class A	18,534	6,169
First Republic Bank	118,001	9,709
FNF Group	190,207	4,732
M&T Bank Corp.	66,854	6,915
Markel Corp. *	15,695	14,563
Northern Trust Corp.	98,889	7,462
Prosperity Bancshares, Inc.	154,381	7,449
South State Corp.	100,930	5,928
W.R. Berkley Corp.	108,840	5,678

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
White Mountains Insurance Group, Ltd.	8,800	8,008

Total		106,024

Health Care (21.6%)
Aerie Pharmaceuticals, Inc. *	252,600	3,410
Alnylam Pharmaceuticals, Inc. *	64,535	7,025
Apellis Pharmaceuticals, Inc. *	163,370	4,377
Bio-Techne Corp.	63,050	11,956
Encompass Health Corp.	170,985	10,948
Hill-Rom Holdings, Inc.	129,843	13,062
Integra LifeSciences Holdings Corp. *	229,885	10,269
Ionis Pharmaceuticals, Inc. *	137,542	6,503
Masimo Corp. *	90,298	15,994
Mettler-Toledo International, Inc. *	8,954	6,183
Molina Healthcare, Inc. *	12,569	1,756
NuVasive, Inc. *	207,717	10,523
PRA Health Sciences, Inc. *	136,081	11,300
PTC Therapeutics, Inc. *	200,543	8,946
Reata Pharmaceuticals, Inc. *	62,599	9,035
Repligen Corp. *	78,170	7,546
STERIS PLC	62,226	8,710
Tandem Diabetes Care, Inc. *	145,304	9,350
Teleflex, Inc.	29,257	8,568
Varian Medical Systems, Inc. *	107,597	11,046
Veeva Systems, Inc. - Class A *	58,380	9,129

Total		185,636

Industrials (16.3%)
AMERCO	28,717	8,344
Axon Enterprise, Inc. *	148,790	10,530
CoStar Group, Inc. *	13,810	8,109
Fastenal Co.	299,917	9,372
GFL Environmental, Inc. *	358,839	5,400
Healthcare Services Group, Inc.	219,067	5,238
HEICO Corp. - Class A	70,744	4,520
IAA Spinco, Inc. *	259,500	7,775

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
IDEX Corp.	111,109	15,345
Ingersoll-Rand, Inc. *	476,244	11,811
KAR Auction Services, Inc.	557,635	6,692
Knight-Swift Transportation Holdings, Inc.	130,834	4,291
Lennox International, Inc.	68,429	12,440
Lincoln Electric Holdings, Inc.	125,698	8,673
PACCAR, Inc.	121,706	7,440
TransUnion	92,832	6,144
Watsco, Inc.	47,793	7,553

Total		139,677

Information Technology (28.3%)
Akamai Technologies, Inc. *	78,611	7,192
Alteryx, Inc. *	22,709	2,161
Aspen Technology, Inc. *	78,141	7,429
Black Knight, Inc. *	211,548	12,282
Blackbaud, Inc.	157,415	8,744
CDW Corp.	74,317	6,932
Coherent, Inc. *	112,523	11,974
CommScope Holding Co., Inc. *	850,311	7,746
EPAM Systems, Inc. *	43,830	8,138
F5 Networks, Inc. *	88,908	9,480
Fair Isaac Corp. *	33,223	10,222
Flex, Ltd. *	491,199	4,114
Genpact, Ltd.	659,014	19,243
Guidewire Software, Inc. *	122,087	9,683
II-VI, Inc. *	522,138	14,881
Lumentum Holdings, Inc. *	226,495	16,693
MKS Instruments, Inc.	145,575	11,857
Monolithic Power Systems	83,867	14,044
National Instruments Corp.	270,792	8,958
PTC, Inc. *	58,789	3,598
Q2 Holdings, Inc. *	107,209	6,332
Silicon Laboratories, Inc. *	106,144	9,066
Teradata Corp. *	509,058	10,431
VeriSign, Inc. *	44,739	8,057
WEX, Inc. *	132,137	13,815

Total		243,072

Mid Cap Growth Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Materials (2.9%)
Ball Corp.	184,172	11,908
Packaging Corp. of America	77,850	6,760
Silgan Holdings, Inc.	218,664	6,346

Total		25,014

Real Estate (2.2%)
Douglas Emmett, Inc.	190,434	5,810
Equity Commonwealth	237,187	7,521
Redfin Corp. *	373,953	5,767

Total		19,098

Utilities (2.2%)
Black Hills Corp.	78,223	5,009
NiSource, Inc.	156,184	3,900
UGI Corp.	368,476	9,827

Total		18,736

Total Common Stocks (Cost: $976,420)		855,766

Short-Term Investments (0.4%)
Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	3,391,675	3,392

Total		3,392

Total Short-Term Investments (Cost: $3,392)		3,392

Total Investments (100.0%) (Cost: $979,812)@		859,158

Other Assets, Less Liabilities (0.0%)		(14)

Net Assets (100.0%)		859,144

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $979,812 and the net unrealized depreciation of investments based on that cost was $120,654 which is comprised of $66,531 aggregate gross unrealized appreciation and $187,185 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$855,766	$—	$—
Short-Term Investments	3,392	—	—

Total Assets:	$859,158	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand